Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Time Certificates of Deposits and Other Time Deposits
Table 11.1 presents a summary of the time certificates of deposit (CDs) and other time deposits issued by domestic and foreign offices.

Table 11.1: Time Certificates of Deposits and Other Time Deposits

	Dec 31,	Dec 31,
(in billions)	2017	2016
Total domestic and foreign	$128.6	107.9
Domestic:
$100,000 or more	52.7	46.7
$250,000 or more	46.9	42.0
Foreign:
$100,000 or more	13.4	11.6
$250,000 or more	13.4	11.6

Contractual Maturities of CDs and Other Time Deposits
The contractual maturities of these deposits are presented in Table 11.2.

Table 11.2: Contractual Maturities of CDs and Other Time Deposits

(in millions)	December 31, 2017
2018	$106,089
2019	8,432
2020	3,556
2021	2,864
2022	2,138
Thereafter	5,515
Total	$128,594

Contractual Maturities of Domestic Time Deposits
The contractual maturities of the domestic time deposits with a denomination of $100,000 or more are presented in Table 11.3.

Table 11.3: Contractual Maturities of Domestic Time Deposits

(in millions)	2017
Three months or less	$17,664
After three months through six months	14,413
After six months through twelve months	17,390
After twelve months	3,232
Total	$52,699